Additional disclosures in respect of guaranteed securities - Combined Statement of financial position and income statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2019	Apr. 01, 2018	Mar. 31, 2017
Disclosure of information about consolidated structured entities [line items]
Non-current assets	£ 61,288	£ 55,017	£ 52,106		£ 52,106
Total current assets	5,801	7,946	6,681		6,678
Total current liabilities	(8,564)	(9,129)	(8,697)		(8,691)
Total non-current liabilities	(38,941)	(34,465)	(31,242)		(31,441)
Net assets (liabilities)	19,584	19,369	18,848	£ 19,369	18,652
Equity	19,584	19,369	18,848	£ 19,369	£ 18,652	£ 20,384
Revenue	14,540	14,933	15,250
Operating costs	(11,760)	(12,063)	(11,757)
Operating profit/(loss)	2,780	2,870	3,493
Profit/(loss) after tax from continuing operations	1,274	£ 1,502	£ 3,549
National Grid plc and Niagara Mohawk Power Corporation combined
Disclosure of information about consolidated structured entities [line items]
Non-current assets	8,939
Total current assets	1,378
Total current liabilities	(1,648)
Total non-current liabilities	(5,460)
Net assets (liabilities)	(2,324)
Equity	(2,324)
Revenue	2,365
Operating costs	(2,131)
Operating profit/(loss)	234
Other income and costs, including taxation	(428)
Profit/(loss) after tax from continuing operations	3,694
Other subsidiaries
Disclosure of information about consolidated structured entities [line items]
Investments in subsidiaries	14,362
Other subsidiaries | National Grid plc and Niagara Mohawk Power Corporation combined
Disclosure of information about consolidated structured entities [line items]
Non-current assets	363
Total current assets	12,435
Total current liabilities	(16,226)
Total non-current liabilities	(2,105)
Other income	£ 3,888